STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
 NEW YORK, NEW YORK  10038

January 25, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Patrick Scott

Re:	BNY Mellon Funds Trust
(File Number: 811-09903)
Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of BNY Mellon Money Market Fund (the "Fund"), a series of BNY Mellon Funds Trust, transmitted for filing are preliminary proxy materials relating to a special meeting of shareholders of the Fund to be held on April 11, 2016, together with a form of proxy card.  The meeting is being called for the purpose of asking shareholders to approve revising a fundamental investment restriction that requires the Fund, under normal market conditions, to invest at least 25% of its assets in securities issued by banks.
Shareholders of record at the close of business on February 19, 2016 will be entitled to receive notice of and to vote at the meeting.  It is intended that copies of the proxy materials will be mailed to shareholders on or about March 4, 2016.
Please telephone the undersigned at 212.806.6658, or David Stephens of this office at 212.806.6138, if you have any questions or comments.
Very truly yours,

/s/ Lisa Goldstein
Lisa Goldstein